Accrued Expenses and Other Current Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of accrued expenses and other current liabilities
Compensation and benefits	$ 360,515	$ 499,500
Deferred rent	10,877	37,463
Professional fees	254,807	134,179
Repayment of advertising agreement advance	329,165
Other accrued expenses	107,472
Total accrued expenses and other current liabilities	$ 1,062,836	$ 671,142